Capital Stock - Textual (Details) $ / shares in Units, $ in Thousands		3 Months Ended								12 Months Ended
	Oct. 14, 2014 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Sep. 30, 2016 $ / shares	Jun. 30, 2016 $ / shares	Mar. 31, 2016 $ / shares	Dec. 31, 2015 $ / shares shares	Sep. 30, 2015 $ / shares	Jun. 30, 2015 $ / shares	Mar. 31, 2015 $ / shares	Dec. 31, 2016 USD ($) Plan $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) shares	Oct. 01, 2012 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Preferred stock, shares authorized		20,000,000				20,000,000				20,000,000	20,000,000
Preferred stock, par value (in dollars per share) | $ / shares		$ 0.01				$ 0.01				$ 0.01	$ 0.01
Preferred stock, series A 5.375%										5.375%	5.375%
Preferred stock dividends paid (in dollar share) | $ / shares		1.34	$ 1.34	$ 1.34	$ 1.34	$ 1.34	$ 1.34	$ 1.34	$ 1.64
Dividends paid | $										$ 22,000	$ 23,000	$ 0
Warrants to purchase shares of common stock | $ / shares		$ 40								$ 40
Common stock, shares authorized		420,000,000				420,000,000				420,000,000	420,000,000		420,000,000
Common stock, par value (in dollars per share) | $ / shares		$ 0.01				$ 0.01				$ 0.01	$ 0.01		$ 0.01
Term of warrants										5 years
Equivalent value of warrant on determination date, when warrant is underwater | $ / shares										$ 0.01
Fair value of warrants when they are under water | $		$ 150								$ 150
Authorized shares (in shares)		3,200,000								3,200,000
Expiration Period										10 years
Compensation expense | $										$ 31,000	$ 28,000	19,000
Tax benefit from compensation expense | $										11,000	10,000	7,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized | $		$ 25,000								$ 25,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition										1 year 5 months 16 days
Total fair value of shares vested | $										$ 27,000	18,000	14,000
Cash received from option exercises | $										$ 0	500	1,000
Additional tax deduction from share-based payment awards, less than | $											$ 1,000	$ 1,000
Class of warrant or right, outstanding													15,600,000
Treasury stock (in shares)		11,326,122								11,326,122
A&R 2012 LTIP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Plans | Plan										1
Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)										1,500,000
Performance stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)										769,000
Series A 5.375% mandatory convertible preferred stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.01
Common stock offering, including shares sold through underwriter's option	4,000,000									4,000,000
Preferred stock, series A 5.375%	5.375%
Shares issued, price per share | $ / shares	$ 100
Preferred stock, liquidation preference per share | $ / shares	$ 100
Issuance of new equity interests | $	$ 400,000
Financing costs from equity issuances | $	13,000
Preferred stock, liquidation preference, value | $	$ 400,000
Convertible preferred stock, shares issued upon conversion		2.5806								2.5806
Series A 5.375% mandatory convertible preferred stock | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Convertible preferred stock, shares issued upon conversion		2.5806								2.5806
Series A 5.375% mandatory convertible preferred stock | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Convertible preferred stock, shares issued upon conversion		3.2258								3.2258
Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock offering, including shares sold through underwriter's option										0	0	24,000,000
TEUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units issued		4,600,000								4,600,000
Interest rate, stated percentage		7.00%								7.00%
Price per TEU (in dollars per unit) | $ / shares		$ 100								$ 100